Property, Plant and Equipment - Additional Information (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Accumulated amortization of capitalized leasehold improvements	17,906,571	15,426,916
Plant and equipment is presented net	755,221	755,221	680,221
Depreciation expense	2,497,345	2,637,141	3,298,541
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Accumulated amortization of capitalized leasehold improvements	6,633,104	6,001,351	5,376,432